Investments in Non-Controlled Entities	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments in Non-Controlled Entities
Investments in Non-Controlled Entities

We account for interests in affiliates that we do not control using the equity method of accounting. Under this method, an investment is recorded at our acquisition cost or capital contributions, as adjusted by contractual terms, plus equity in earnings or losses since acquisition or formation, plus interest capitalized, less distributions received and amortization of interest capitalized and excess net investment. Excess net investment is the amount by which our investment in a non-controlled entity exceeded our proportionate share of the book value of the net assets of that investment. We amortize excess net investment over the weighted-average depreciable asset lives of the equity investee. Our unamortized excess net investment was $34.8 million and $33.9 million at December 31, 2018 and 2019, respectively. The amount of unamortized excess investment is primarily related to our investment in BridgeTex. We evaluate equity method investments for impairment whenever events or circumstances indicate that there is an other-than-temporary loss in value of the investment. In the event that we determine that the loss in value of an investment is other-than-temporary, we would record a charge to earnings to adjust the carrying value to fair value. We recognized no equity investment impairments during 2017, 2018 and 2019.
Our investments in non-controlled entities at December 31, 2019 were comprised of:

Entity	Ownership Interest
BridgeTex Pipeline Company, LLC (“BridgeTex”)	30%
Double Eagle Pipeline LLC (“Double Eagle”)	50%
HoustonLink Pipeline Company, LLC (“HoustonLink”)	50%
MVP Terminalling, LLC (“MVP”)	50%
Powder Springs Logistics, LLC (“Powder Springs”)	50%
Saddlehorn Pipeline Company, LLC (“Saddlehorn”)	40%
Seabrook Logistics, LLC (“Seabrook”)	50%
Texas Frontera, LLC (“Texas Frontera”)	50%

We serve as operator of BridgeTex, HoustonLink, MVP, Powder Springs, Saddlehorn, Texas Frontera and the pipeline activities of Seabrook. We receive fees for management services as well as reimbursement or payment to us for certain direct operational payroll and other overhead costs. The management fees we receive are reported as affiliate management fee revenue on our consolidated statements of income. Cost reimbursements we receive from these entities in connection with our operating services are included as reductions to costs and expenses on our consolidated statements of income and totaled $3.6 million, $3.9 million and $5.3 million, respectively, for the years ended December 31, 2017, 2018 and 2019.

We recorded the following revenue and expense transactions from certain of these non-controlled entities in our consolidated statements of income (in thousands):

	Year Ended December 31,
	2017	2018	2019
Transportation and terminals revenue:
BridgeTex, capacity lease	$36,129	$39,596	$41,806
Double Eagle, throughput revenue	$4,673	$5,250	$6,213
Saddlehorn, storage revenue	$2,126	$2,180	$2,234
Operating costs:
Seabrook, storage lease and ancillary services	$—	$10,572	$25,851
MVP, sale of air emission reduction credits (reduction of operating costs)	$—	$(2,161)	$—
Product sales revenue:
Powder Springs, butane sales	$—	$4,899	$—
Seabrook, product sales	$—	$—	$328
Cost of product sales:
BridgeTex, transportation charges	$14,450	$—	$—
Powder Springs, butane purchases	$—	$410	$—
Other income:
MVP, easement sale	$—	$—	$289

Our consolidated balance sheets reflected the following balances related to our investments in non-controlled entities (in thousands):

	December 31, 2018
	Trade Accounts Receivable	Other Accounts Receivable	Other Accounts Payable	Long-Term Receivables
BridgeTex	$318	$1,549	$—	$—
Double Eagle	$546	$—	$—	$—
MVP	$—	$397	$—	$—
Powder Springs	$—	$—	$—	$2,221
Saddlehorn	$—	$183	$—	$—
Seabrook	$—	$—	$1,140	$—

	December 31, 2019
	Trade Accounts Receivable	Other Accounts Receivable	Other Accounts Payable	Long-Term Receivables
BridgeTex	$392	$26	$—	$—
Double Eagle	$445	$—	$—	$—
HoustonLink	$60	$—	$—	$—
MVP	$—	$418	$—	$—
Powder Springs	$161	$—	$—	$6,006
Saddlehorn	$—	$126	$—	$—
Seabrook	$941	$—	$1,349	$—

We entered into a long-term terminalling and storage contract with Seabrook for exclusive use of dedicated tankage that provides our customers with crude oil storage capacity and dock access for crude oil imports and exports on the Texas Gulf Coast (see Note 10 – Leases for more details regarding this lease).

The financial results from Powder Springs, MVP and Texas Frontera are included in our refined products segment and the financial results from BridgeTex, Double Eagle, HoustonLink, Saddlehorn and Seabrook are included in our crude oil segment, each as earnings of non-controlled entities.
A summary of our investments in non-controlled entities (representing only our proportionate interests) follows (in thousands):

Investments at December 31, 2018	$1,076,306
Additional investment	212,380
Indemnification settlement	(5,000)
Earnings of non-controlled entities:
Proportionate share of earnings	170,814
Amortization of excess investment and capitalized interest	(1,853)
Earnings of non-controlled entities	168,961
Less:
Distributions from operations of non-controlled entities	203,602
Distributions from returns of investments in non-controlled entities	8,494
Investments at December 31, 2019	$1,240,551

Summarized financial information of our non-controlled entities (representing 100% of the interests in these entities) follows (in thousands):

	December 31,
	2018	2019
Current assets	$258,698	$260,033
Noncurrent assets	2,461,456	2,768,696
Total assets	$2,720,154	$3,028,729
Current liabilities	$170,558	$160,566
Noncurrent liabilities	73,700	60,886
Total liabilities	$244,258	$221,452
Equity	$2,475,896	$2,807,277

	Year Ended December 31,
	2017	2018	2019
Revenue	$419,214	$631,420	$782,013
Net income	$256,423	$416,128	$507,464